Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	RUSSELL INVESTMENT CO
Prospectus Date	rr_ProspectusDate	Mar. 01, 2019
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock

Russell Investment Company: Classes A, C, C1, E, M, P, R6, S, T and Y

RUSSELL INVESTMENT COMPANY

Supplement dated May 6, 2019 to

PROSPECTUS DATED March 1, 2019

As supplemented March 15, 2019

I.  SUSTAINABLE EQUITY FUND RISK/RETURN SUMMARY: The following replaces the “Average Annual Total Return” table in the sub-section entitled “Performance” in the Risk/Return Summary section for the Sustainable Equity Fund in the Prospectus listed above:

Average annual total returns for the periods ended December 31, 2018	1 Year	5 Years	10 Years
Return Before Taxes, Class A	(8.27)%	6.47%	11.01%
Return Before Taxes, Class C	(3.41)%	6.92%	10.83%
Return Before Taxes, Class C1	N/A	N/A	N/A
Return Before Taxes, Class E	(2.66)%	7.73%	11.70%
Return Before Taxes, Class M	(2.38)%	8.01%	11.95%
Return Before Taxes, Class P	N/A	N/A	N/A
Return Before Taxes, Class R6	N/A	N/A	N/A
Return Before Taxes, Class T	N/A	N/A	N/A
Return Before Taxes, Class Y	(2.23)%	8.21%	12.15%
Return Before Taxes, Class S	(2.38)%	8.01%	11.95%
Return After Taxes on Distributions, Class S	(4.52)%	6.47%	11.03%
Return After Taxes on Distributions and Sale of Fund Shares, Class S	0.11%	6.21%	9.91%
Russell 1000® Defensive IndexTM (reflects no deduction for fees, expenses or taxes)	(0.04)%	9.14%	12.56%
Sustainable Equity Linked Benchmark (reflects no deduction for fees, expenses or taxes)	(0.04)%	9.14%	13.29%

II.  U.S. DYNAMIC EQUITY FUND RISK/RETURN SUMMARY: The following replaces the “Average Annual Total Return” table in the sub-section entitled “Performance” in the Risk/Return Summary section for the U.S. Dynamic Equity Fund in the Prospectus listed above:

Average annual total returns for the periods ended December 31, 2018	1 Year	5 Years	10 Years
Return Before Taxes, Class A	(17.93)%	4.33%	12.19%
Return Before Taxes, Class C	(13.50)%	4.80%	12.03%
Return Before Taxes, Class C1	N/A	N/A	N/A
Return Before Taxes, Class E	(12.83)%	5.57%	12.85%
Return Before Taxes, Class M	(12.63)%	5.86%	13.15%
Return Before Taxes, Class P	N/A	N/A	N/A
Return Before Taxes, Class R6	N/A	N/A	N/A
Return Before Taxes, Class T	N/A	N/A	N/A
Return Before Taxes, Class Y	(12.48)%	6.05%	13.33%
Return Before Taxes, Class S	(12.63)%	5.86%	13.15%
Return After Taxes on Distributions, Class S	(18.82)%	0.37%	9.71%
Return After Taxes on Distributions and Sale of Fund Shares, Class S	(4.17)%	3.51%	10.20%
Russell 1000® Dynamic IndexTM (reflects no deduction for fees, expenses or taxes)	(9.48)%	7.16%	14.03%
U.S. Dynamic Equity Linked Benchmark (reflects no deduction for fees, expenses or taxes)	(9.48)%	7.16%	14.21%

III.  EMERGING MARKETS FUND RISK/RETURN SUMMARY: The following replaces the “Average Annual Total Return” table in the sub-section entitled “Performance” in the Risk/Return Summary section for the Emerging Markets Fund in the Prospectus listed above:

Average annual total returns for the periods ended December 31, 2018	1 Year	5 Years	10 Years
Return Before Taxes, Class A	(21.67)%	(0.76)%	7.26%
Return Before Taxes, Class C	(17.55)%	(0.33)%	7.09%
Return Before Taxes, Class C1	N/A	N/A	N/A
Return Before Taxes, Class E	(16.91)%	0.43%	7.90%
Return Before Taxes, Class M	(16.62)%	0.70%	8.18%
Return Before Taxes, Class P	N/A	N/A	N/A
Return Before Taxes, Class R6	(16.54)%	0.86%	8.36%
Return Before Taxes, Class T	N/A	N/A	N/A
Return Before Taxes, Class Y	(16.52)%	0.87%	8.37%
Return Before Taxes, Class S	(16.72)%	0.67%	8.16%
Return After Taxes on Distributions, Class S	(17.87)%	0.41%	7.84%
Return After Taxes on Distributions and Sale of Fund Shares, Class S	(9.56)%	0.71%	6.97%
MSCI Emerging Markets Index (net of tax on dividends from foreign holdings) (reflects no deduction for fees or expenses)	(14.58)%	1.65%	8.02%
Emerging Markets Linked Benchmark (reflects no deduction for fees or expenses)	(14.58)%	1.91%	8.37%

IV.  TAX-EXEMPT HIGH YIELD BOND FUND RISK/RETURN SUMMARY: The following replaces the “Average Annual Total Return” table in the sub-section entitled “Performance” in the Risk/Return Summary section for the Tax-Exempt High Yield Bond Fund in the Prospectus listed above:

Average annual total returns for the periods ended December 31, 2018	1 Year	Since Inception
Return Before Taxes, Class A	(0.69)%	3.70%
Return Before Taxes, Class C	2.55%	4.07%
Return Before Taxes, Class C1	N/A	N/A
Return Before Taxes, Class E	3.19%	4.83%
Return Before Taxes, Class M	3.56%	5.13%
Return Before Taxes, Class P	N/A	N/A
Return Before Taxes, Class T	N/A	N/A
Return Before Taxes, Class S	3.56%	5.10%
Return After Taxes on Distributions, Class S	3.47%	5.01%
Return After Taxes on Distributions and Sale of Fund Shares, Class S	3.72%	4.78%
Bloomberg Barclays 60% Muni HY Tax-Exempt/40% Muni Bond Index (reflects no deduction for fees, expenses or taxes)	3.36%	4.01%

Sustainable Equity Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock

Russell Investment Company: Classes A, C, C1, E, M, P, R6, S, T and Y

RUSSELL INVESTMENT COMPANY

Supplement dated May 6, 2019 to

PROSPECTUS DATED March 1, 2019

As supplemented March 15, 2019

I.  SUSTAINABLE EQUITY FUND RISK/RETURN SUMMARY: The following replaces the “Average Annual Total Return” table in the sub-section entitled “Performance” in the Risk/Return Summary section for the Sustainable Equity Fund in the Prospectus listed above:

Average annual total returns for the periods ended December 31, 2018	1 Year	5 Years	10 Years
Return Before Taxes, Class A	(8.27)%	6.47%	11.01%
Return Before Taxes, Class C	(3.41)%	6.92%	10.83%
Return Before Taxes, Class C1	N/A	N/A	N/A
Return Before Taxes, Class E	(2.66)%	7.73%	11.70%
Return Before Taxes, Class M	(2.38)%	8.01%	11.95%
Return Before Taxes, Class P	N/A	N/A	N/A
Return Before Taxes, Class R6	N/A	N/A	N/A
Return Before Taxes, Class T	N/A	N/A	N/A
Return Before Taxes, Class Y	(2.23)%	8.21%	12.15%
Return Before Taxes, Class S	(2.38)%	8.01%	11.95%
Return After Taxes on Distributions, Class S	(4.52)%	6.47%	11.03%
Return After Taxes on Distributions and Sale of Fund Shares, Class S	0.11%	6.21%	9.91%
Russell 1000® Defensive IndexTM (reflects no deduction for fees, expenses or taxes)	(0.04)%	9.14%	12.56%
Sustainable Equity Linked Benchmark (reflects no deduction for fees, expenses or taxes)	(0.04)%	9.14%	13.29%

Sustainable Equity Fund | Class A
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(8.27%)
5 Years	rr_AverageAnnualReturnYear05	6.47%
10 Years	rr_AverageAnnualReturnYear10	11.01%
Sustainable Equity Fund | Class C
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(3.41%)
5 Years	rr_AverageAnnualReturnYear05	6.92%
10 Years	rr_AverageAnnualReturnYear10	10.83%
Sustainable Equity Fund | Class C1
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01
5 Years	rr_AverageAnnualReturnYear05
10 Years	rr_AverageAnnualReturnYear10
Sustainable Equity Fund | Class E
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(2.66%)
5 Years	rr_AverageAnnualReturnYear05	7.73%
10 Years	rr_AverageAnnualReturnYear10	11.70%
Sustainable Equity Fund | Class M
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(2.38%)
5 Years	rr_AverageAnnualReturnYear05	8.01%
10 Years	rr_AverageAnnualReturnYear10	11.95%
Sustainable Equity Fund | Class P
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01
5 Years	rr_AverageAnnualReturnYear05
10 Years	rr_AverageAnnualReturnYear10
Sustainable Equity Fund | Class R6
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01
5 Years	rr_AverageAnnualReturnYear05
10 Years	rr_AverageAnnualReturnYear10
Sustainable Equity Fund | Class T
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01
5 Years	rr_AverageAnnualReturnYear05
10 Years	rr_AverageAnnualReturnYear10
Sustainable Equity Fund | Class Y
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(2.23%)
5 Years	rr_AverageAnnualReturnYear05	8.21%
10 Years	rr_AverageAnnualReturnYear10	12.15%
Sustainable Equity Fund | Class S
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(2.38%)
5 Years	rr_AverageAnnualReturnYear05	8.01%
10 Years	rr_AverageAnnualReturnYear10	11.95%
Sustainable Equity Fund | Return After Taxes on Distributions | Class S
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(4.52%)
5 Years	rr_AverageAnnualReturnYear05	6.47%
10 Years	rr_AverageAnnualReturnYear10	11.03%
Sustainable Equity Fund | Return After Taxes on Distributions and Sale of Fund Shares | Class S
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	0.11%
5 Years	rr_AverageAnnualReturnYear05	6.21%
10 Years	rr_AverageAnnualReturnYear10	9.91%
Sustainable Equity Fund | Russell 1000® Defensive Index™ (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(0.04%)
5 Years	rr_AverageAnnualReturnYear05	9.14%
10 Years	rr_AverageAnnualReturnYear10	12.56%
Sustainable Equity Fund | Sustainable Equity Linked Benchmark (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(0.04%)
5 Years	rr_AverageAnnualReturnYear05	9.14%
10 Years	rr_AverageAnnualReturnYear10	13.29%
U.S. Dynamic Equity Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock

Russell Investment Company: Classes A, C, C1, E, M, P, R6, S, T and Y

RUSSELL INVESTMENT COMPANY

Supplement dated May 6, 2019 to

PROSPECTUS DATED March 1, 2019

As supplemented March 15, 2019

II.  U.S. DYNAMIC EQUITY FUND RISK/RETURN SUMMARY: The following replaces the “Average Annual Total Return” table in the sub-section entitled “Performance” in the Risk/Return Summary section for the U.S. Dynamic Equity Fund in the Prospectus listed above:

Average annual total returns for the periods ended December 31, 2018	1 Year	5 Years	10 Years
Return Before Taxes, Class A	(17.93)%	4.33%	12.19%
Return Before Taxes, Class C	(13.50)%	4.80%	12.03%
Return Before Taxes, Class C1	N/A	N/A	N/A
Return Before Taxes, Class E	(12.83)%	5.57%	12.85%
Return Before Taxes, Class M	(12.63)%	5.86%	13.15%
Return Before Taxes, Class P	N/A	N/A	N/A
Return Before Taxes, Class R6	N/A	N/A	N/A
Return Before Taxes, Class T	N/A	N/A	N/A
Return Before Taxes, Class Y	(12.48)%	6.05%	13.33%
Return Before Taxes, Class S	(12.63)%	5.86%	13.15%
Return After Taxes on Distributions, Class S	(18.82)%	0.37%	9.71%
Return After Taxes on Distributions and Sale of Fund Shares, Class S	(4.17)%	3.51%	10.20%
Russell 1000® Dynamic IndexTM (reflects no deduction for fees, expenses or taxes)	(9.48)%	7.16%	14.03%
U.S. Dynamic Equity Linked Benchmark (reflects no deduction for fees, expenses or taxes)	(9.48)%	7.16%	14.21%

U.S. Dynamic Equity Fund | Class A
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(17.93%)
5 Years	rr_AverageAnnualReturnYear05	4.33%
10 Years	rr_AverageAnnualReturnYear10	12.19%
U.S. Dynamic Equity Fund | Class C
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(13.50%)
5 Years	rr_AverageAnnualReturnYear05	4.80%
10 Years	rr_AverageAnnualReturnYear10	12.03%
U.S. Dynamic Equity Fund | Class C1
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01
5 Years	rr_AverageAnnualReturnYear05
10 Years	rr_AverageAnnualReturnYear10
U.S. Dynamic Equity Fund | Class E
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(12.83%)
5 Years	rr_AverageAnnualReturnYear05	5.57%
10 Years	rr_AverageAnnualReturnYear10	12.85%
U.S. Dynamic Equity Fund | Class M
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(12.63%)
5 Years	rr_AverageAnnualReturnYear05	5.86%
10 Years	rr_AverageAnnualReturnYear10	13.15%
U.S. Dynamic Equity Fund | Class P
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01
5 Years	rr_AverageAnnualReturnYear05
10 Years	rr_AverageAnnualReturnYear10
U.S. Dynamic Equity Fund | Class R6
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01
5 Years	rr_AverageAnnualReturnYear05
10 Years	rr_AverageAnnualReturnYear10
U.S. Dynamic Equity Fund | Class T
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01
5 Years	rr_AverageAnnualReturnYear05
10 Years	rr_AverageAnnualReturnYear10
U.S. Dynamic Equity Fund | Class Y
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(12.48%)
5 Years	rr_AverageAnnualReturnYear05	6.05%
10 Years	rr_AverageAnnualReturnYear10	13.33%
U.S. Dynamic Equity Fund | Class S
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(12.63%)
5 Years	rr_AverageAnnualReturnYear05	5.86%
10 Years	rr_AverageAnnualReturnYear10	13.15%
U.S. Dynamic Equity Fund | Return After Taxes on Distributions | Class S
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(18.82%)
5 Years	rr_AverageAnnualReturnYear05	0.37%
10 Years	rr_AverageAnnualReturnYear10	9.71%
U.S. Dynamic Equity Fund | Return After Taxes on Distributions and Sale of Fund Shares | Class S
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(4.17%)
5 Years	rr_AverageAnnualReturnYear05	3.51%
10 Years	rr_AverageAnnualReturnYear10	10.20%
U.S. Dynamic Equity Fund | Russell 1000® Dynamic Index™ (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(9.48%)
5 Years	rr_AverageAnnualReturnYear05	7.16%
10 Years	rr_AverageAnnualReturnYear10	14.03%
U.S. Dynamic Equity Fund | U.S. Dynamic Equity Linked Benchmark (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(9.48%)
5 Years	rr_AverageAnnualReturnYear05	7.16%
10 Years	rr_AverageAnnualReturnYear10	14.21%
Emerging Markets Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock

Russell Investment Company: Classes A, C, C1, E, M, P, R6, S, T and Y

RUSSELL INVESTMENT COMPANY

Supplement dated May 6, 2019 to

PROSPECTUS DATED March 1, 2019

As supplemented March 15, 2019

III.  EMERGING MARKETS FUND RISK/RETURN SUMMARY: The following replaces the “Average Annual Total Return” table in the sub-section entitled “Performance” in the Risk/Return Summary section for the Emerging Markets Fund in the Prospectus listed above:

Average annual total returns for the periods ended December 31, 2018	1 Year	5 Years	10 Years
Return Before Taxes, Class A	(21.67)%	(0.76)%	7.26%
Return Before Taxes, Class C	(17.55)%	(0.33)%	7.09%
Return Before Taxes, Class C1	N/A	N/A	N/A
Return Before Taxes, Class E	(16.91)%	0.43%	7.90%
Return Before Taxes, Class M	(16.62)%	0.70%	8.18%
Return Before Taxes, Class P	N/A	N/A	N/A
Return Before Taxes, Class R6	(16.54)%	0.86%	8.36%
Return Before Taxes, Class T	N/A	N/A	N/A
Return Before Taxes, Class Y	(16.52)%	0.87%	8.37%
Return Before Taxes, Class S	(16.72)%	0.67%	8.16%
Return After Taxes on Distributions, Class S	(17.87)%	0.41%	7.84%
Return After Taxes on Distributions and Sale of Fund Shares, Class S	(9.56)%	0.71%	6.97%
MSCI Emerging Markets Index (net of tax on dividends from foreign holdings) (reflects no deduction for fees or expenses)	(14.58)%	1.65%	8.02%
Emerging Markets Linked Benchmark (reflects no deduction for fees or expenses)	(14.58)%	1.91%	8.37%

Emerging Markets Fund | Class A
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(21.67%)
5 Years	rr_AverageAnnualReturnYear05	(0.76%)
10 Years	rr_AverageAnnualReturnYear10	7.26%
Emerging Markets Fund | Class C
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(17.55%)
5 Years	rr_AverageAnnualReturnYear05	(0.33%)
10 Years	rr_AverageAnnualReturnYear10	7.09%
Emerging Markets Fund | Class C1
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01
5 Years	rr_AverageAnnualReturnYear05
10 Years	rr_AverageAnnualReturnYear10
Emerging Markets Fund | Class E
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(16.91%)
5 Years	rr_AverageAnnualReturnYear05	0.43%
10 Years	rr_AverageAnnualReturnYear10	7.90%
Emerging Markets Fund | Class M
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(16.62%)
5 Years	rr_AverageAnnualReturnYear05	0.70%
10 Years	rr_AverageAnnualReturnYear10	8.18%
Emerging Markets Fund | Class P
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01
5 Years	rr_AverageAnnualReturnYear05
10 Years	rr_AverageAnnualReturnYear10
Emerging Markets Fund | Class R6
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(16.54%)
5 Years	rr_AverageAnnualReturnYear05	0.86%
10 Years	rr_AverageAnnualReturnYear10	8.36%
Emerging Markets Fund | Class T
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01
5 Years	rr_AverageAnnualReturnYear05
10 Years	rr_AverageAnnualReturnYear10
Emerging Markets Fund | Class Y
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(16.52%)
5 Years	rr_AverageAnnualReturnYear05	0.87%
10 Years	rr_AverageAnnualReturnYear10	8.37%
Emerging Markets Fund | Class S
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(16.72%)
5 Years	rr_AverageAnnualReturnYear05	0.67%
10 Years	rr_AverageAnnualReturnYear10	8.16%
Emerging Markets Fund | Return After Taxes on Distributions | Class S
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(17.87%)
5 Years	rr_AverageAnnualReturnYear05	0.41%
10 Years	rr_AverageAnnualReturnYear10	7.84%
Emerging Markets Fund | Return After Taxes on Distributions and Sale of Fund Shares | Class S
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(9.56%)
5 Years	rr_AverageAnnualReturnYear05	0.71%
10 Years	rr_AverageAnnualReturnYear10	6.97%
Emerging Markets Fund | MSCI Emerging Markets Index (net of tax on dividends from foreign holdings) (reflects no deduction for fees or expenses)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(14.58%)
5 Years	rr_AverageAnnualReturnYear05	1.65%
10 Years	rr_AverageAnnualReturnYear10	8.02%
Emerging Markets Fund | Emerging Markets Linked Benchmark (reflects no deduction for fees or expenses)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(14.58%)
5 Years	rr_AverageAnnualReturnYear05	1.91%
10 Years	rr_AverageAnnualReturnYear10	8.37%
Tax-Exempt High Yield Bond Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock

IV.  TAX-EXEMPT HIGH YIELD BOND FUND RISK/RETURN SUMMARY: The following replaces the “Average Annual Total Return” table in the sub-section entitled “Performance” in the Risk/Return Summary section for the Tax-Exempt High Yield Bond Fund in the Prospectus listed above:

Average annual total returns for the periods ended December 31, 2018	1 Year	Since Inception
Return Before Taxes, Class A	(0.69)%	3.70%
Return Before Taxes, Class C	2.55%	4.07%
Return Before Taxes, Class C1	N/A	N/A
Return Before Taxes, Class E	3.19%	4.83%
Return Before Taxes, Class M	3.56%	5.13%
Return Before Taxes, Class P	N/A	N/A
Return Before Taxes, Class T	N/A	N/A
Return Before Taxes, Class S	3.56%	5.10%
Return After Taxes on Distributions, Class S	3.47%	5.01%
Return After Taxes on Distributions and Sale of Fund Shares, Class S	3.72%	4.78%
Bloomberg Barclays 60% Muni HY Tax-Exempt/40% Muni Bond Index (reflects no deduction for fees, expenses or taxes)	3.36%	4.01%

Tax-Exempt High Yield Bond Fund | Class A
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(0.69%)
Since Inception	rr_AverageAnnualReturnSinceInception	3.70%
Tax-Exempt High Yield Bond Fund | Class C
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	2.55%
Since Inception	rr_AverageAnnualReturnSinceInception	4.07%
Tax-Exempt High Yield Bond Fund | Class C1
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01
Since Inception	rr_AverageAnnualReturnSinceInception
Tax-Exempt High Yield Bond Fund | Class E
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	3.19%
Since Inception	rr_AverageAnnualReturnSinceInception	4.83%
Tax-Exempt High Yield Bond Fund | Class M
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	3.56%
Since Inception	rr_AverageAnnualReturnSinceInception	5.13%
Tax-Exempt High Yield Bond Fund | Class P
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01
Since Inception	rr_AverageAnnualReturnSinceInception
Tax-Exempt High Yield Bond Fund | Class T
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01
Since Inception	rr_AverageAnnualReturnSinceInception
Tax-Exempt High Yield Bond Fund | Class S
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	3.56%
Since Inception	rr_AverageAnnualReturnSinceInception	5.10%
Tax-Exempt High Yield Bond Fund | Return After Taxes on Distributions | Class S
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	3.47%
Since Inception	rr_AverageAnnualReturnSinceInception	5.01%
Tax-Exempt High Yield Bond Fund | Return After Taxes on Distributions and Sale of Fund Shares | Class S
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	3.72%
Since Inception	rr_AverageAnnualReturnSinceInception	4.78%
Tax-Exempt High Yield Bond Fund | Bloomberg Barclays 60% Muni HY Tax-Exempt/40% Muni Bond Index (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	3.36%
Since Inception	rr_AverageAnnualReturnSinceInception	4.01%